Statements of Operations - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue		$ 0	$ 0	$ 0
Professional fees and other expenses	$ 4,492,271	0
Professional fees, offering costs and other expenses			8,587	1,396,054
Change in fair value of derivatives				31,926,667
Change in fair value of derivatives	(32,816,667)	0
Income from operations	28,324,396	0	(8,587)	(33,322,721)
Interest income	6,763	0	93	5,937
Net income attributable to ordinary shares	28,331,159	$ 0	$ (8,494)	(33,316,784)
Class A Ordinary Shares
Net income attributable to ordinary shares	$ 22,664,927			$ (26,653,427)
Net income per ordinary share:
Basic and diluted	$ 0.50	$ 0		$ (2.58)
Weighted average ordinary shares outstanding:
Basic and diluted	45,000,000	0		10,327,869
Class F Ordinary Shares
Net income attributable to ordinary shares	$ 5,666,232			$ (6,663,357)
Net income per ordinary share:
Basic and diluted	$ 0.50	$ 0	$ 0.00	$ (0.37)
Weighted average ordinary shares outstanding:
Basic and diluted	11,250,000	20,000,000	16,321,839	18,050,376